Life settlement contracts (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contract	Dec. 31, 2010 contract	Dec. 31, 2009
Fair value method
Number of contracts	8,441	8,874
Carrying value (CHF million)	795	858
Face value (CHF million)	2,884	3,479
Investment method
Number of contracts	8	8
Carrying value (CHF million)	54	51
Face value (CHF million)	74	70
Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method (CHF million)
Realized gains/(losses)	12	44	(39)
Unrealized gains/(losses)	(30)	(105)	(8)
Within 1 year
Fair value method
Number of contracts	563	929
Carrying value (CHF million)	19	30
Face value (CHF million)	20	31
Within 1-2 years
Fair value method
Number of contracts	986	500
Carrying value (CHF million)	32	27
Face value (CHF million)	35	51
Within 2-3 years
Fair value method
Number of contracts	1,943	1,002
Carrying value (CHF million)	59	42
Face value (CHF million)	67	67
Within 3-4 years
Fair value method
Number of contracts	2,005	1,789
Carrying value (CHF million)	68	80
Face value (CHF million)	88	137
Within 4-5 years
Fair value method
Number of contracts	2,330	1,850
Carrying value (CHF million)	67	134
Face value (CHF million)	94	316
Thereafter
Fair value method
Number of contracts	614	2,804
Carrying value (CHF million)	550	545
Face value (CHF million)	2,580	2,877
Investment method
Number of contracts	8	8
Carrying value (CHF million)	54	51
Face value (CHF million)	74	70